Borrowings (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Foreign currency member
IfrsStatementLineItems [Line Items]
Borrowings one		R$ 763,396
Foreign currency member | Other n e x i1 member
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[1]	nov-2028
Borrowings, interest rate basis	[2]	Us dollar exchange variation + semianual Libor + 0.90
Borrowings one	[2]	R$ 929,112	R$ 1,154,146
Foreign currency member | Other n e x i2 member
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[1]	dec-2029
Borrowings, interest rate basis	[2]	Us dollar exchange variation + semianual Libor + 0.90
Borrowings one	[2]	R$ 549,610	670,124
Foreign currency member | Other n e x i3 member
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[1]	apr-2026
Borrowings, interest rate basis	[1]	Us dollar exchange variation + semianual Libor - 1.00
Borrowings one	[1]	R$ 197,209	266,403
Foreign currency member | Other N E X I 4 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[3]	mar-2027
Borrowings, interest rate basis	[3]	Us dollar exchange variation + semianual Libor + 1.61
Borrowings one	[3]	R$ 357,488	462,490
Foreign currency member | Other N E X I 5 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[4]	dec-2028
Borrowings, interest rate basis	[4]	Us dollar exchange variation + semianual Libor + 0.65
Borrowings one	[4]	R$ 757,832	947,898
Foreign currency member | Other N E X I 6 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[3]	feb-2031
Borrowings, interest rate basis	[3]	Us dollar exchange variation + semianual Libor + 1.70
Borrowings one	[3]	R$ 1,007,067	1,201,998
Foreign currency member | Other N E X I 7 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[5]	aug-2028 to jun-2029
Borrowings, interest rate basis	[5]	Euro exchange variation + interest between 2.40 and 7.41
Borrowings one	[5]	R$ 79,698
Foreign currency member | Other N E X I 8 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity		no maturity
Borrowings, interest rate basis	[5]	Euro exchange variation + Euribor monthly + 4.10
Borrowings one	[5]	R$ 2,149
Foreign currency three member
IfrsStatementLineItems [Line Items]
Borrowings one		R$ 3,880,165
Borrowings two			R$ 4,703,059

[1]	Credit facility contracted by Braskem S.A. with a term of 7 years and guarantee of its own assets.
[2]	Credit facility contracted by the subsidiaries Braskem Holanda Finance and Braskem Holanda Inc. secured by SACE, an Italian export credit agency, and guarantee from Braskem.
[3]	Credit facility contracted by the subsidiaries Braskem Holanda Finance and Braskem Holanda Inc, secured by NEXI, the Japanese export credit agency, and guarantee from Braskem.
[4]	Credit facility contracted by the subsidiary Braskem America, secured by Euler Hermes, the German export credit agency in the maximum amount of R$1,174 million.
[5]	Credit facility contracted by the indirect subsidiary ER Plastics B.V., with guarantee of its own assets and of Braskem in the proportion of its ownership interest.